2. BASIS OF PRESENTATION: (a) Statement of compliance (Policies)	12 Months Ended
Jan. 31, 2023
Policies
(a) Statement of compliance

(a)Statement of compliance

These financial statements and the notes thereto (the "Financial Statements") present the Company's financial results of operations in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") for the years ended January 31, 2023, 2022 and 2021 and financial position as at January 31, 2023 and 2022.

All adjustments necessary to present fairly the financial position of the Company as at January 31, 2023 and the results of its operations and cash flows for the year then ended have been made.

The Board of Directors have approved the annual financial statements for issue on May 26, 2023.